SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Operations by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 28,340	$ 29,703	$ 8,822
Property and equipment, net	888	616	176
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 25,204	$ 24,083	$ 903
Property and equipment, net
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,325	$ 3,901	$ 7,455
Property and equipment, net
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,420	$ 1,479	$ 33
Property and equipment, net
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 121	$ 126	$ 199
Property and equipment, net	14	16	17
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	161	50	232
Property and equipment, net	874	600	$ 159
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 109	$ 64
Property and equipment, net